Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2026 Vessel
Commitments and Contingencies (Details) [Line Items]
Number of vessels owned	71
Vessels Purchase Agreement [Member] | New Fifteen Vessels [Member]
Commitments and Contingencies (Details) [Line Items]
Number of vessels under construction	15